Issued Capital and Reserves (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Issued Capital And Reserves
Share premium, Beginning Balance	$ 101,775,834	$ 1,353,285
Reverse acquisition adjustment			1,353,285
Ordinary shares issued on merger with Twelve Seas		114,022,421
Cash election		(13,599,872)
Conversion of 100 warrants in ordinary shares at 1 for 1	1,224
Share premium, Ending Balance	$ 101,777,058	$ 101,775,834	$ 1,353,285